Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
17. Retirement Plans
We fully recognize the obligations associated with our retiree healthcare and other postretirement plans and NTI's single-employer defined benefit cash balance plan in our financial statements.
Pensions
Through December 31, 2013, we had distributed $25.7 million ($0.02 million in 2013, $5.7 million in 2012, $7.2 million in 2011 and $12.8 million in 2010) from plan assets to plan participants as a result of the idling of Yorktown refining operations in 2010 and resultant termination of several participants of the Yorktown cash balance plan. We received regulatory approval to terminate the defined benefit plan covering certain previous Yorktown refinery employees and did so during the second quarter of 2013. We recorded a termination loss of $1.8 million, including $0.6 million reclassified from other comprehensive income during 2013.
The following tables set forth significant information about our pension plan for certain previous employees of the Yorktown refinery. The reconciliation of the benefit obligation, plan assets, funded status and significant assumptions are based upon an annual measurement date of December 31:

Year Ended December 31, 2013
(In thousands)
Net periodic benefit cost includes:
Interest cost	$10
Expected return on assets	(3)
Amortization of net actuarial loss	2
Recognized settlement expense	—
Net periodic benefit cost	$9
Pre-tax unrecognized net loss included in accumulated other comprehensive loss at beginning of year	$219
Net actuarial loss	563
Recognition of loss due to settlement	(780)
Amortization of net actuarial loss	(2)
Pre-tax unrecognized net loss included in accumulated other comprehensive loss at end of year	$—

Year Ended December 31,
2013
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.79%
Rate of compensation increase	—
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	3.79
Expected long-term return on assets	1.90
Rate of compensation increase	—

NTI
NTI sponsors a defined benefit cash balance pension plan (the “Cash Balance Plan”) for eligible employees. Employer contributions are made to the cash account of the participants equal to 5.0% of eligible compensation. Participants’ cash accounts also receive interest credits each year based upon the average thirty year United States Treasury bond rate published in September preceding the respective plan year. Participants become fully vested in their accounts after three years of service.
NTI also sponsors a plan to provide retirees with health care benefits prior to age 65 (the “Retiree Medical Plan”) for eligible employees. Eligible employees may participate in the health care benefits after retirement subject to cost-sharing features. To be eligible for the Retiree Medical Plan, employees must have completed at least 10 years of service and be between the ages of 55 and 65 years old.
The following tables set forth significant information about the Cash Balance Plan and the Retiree Medical Plan (the "Plans"). The reconciliation of the benefit obligation, plan assets, funded status and significant assumptions are based upon an annual measurement date of December 31, 2015:

	Cash Balance Plan		Retiree Medical Plan
	As of December 31,
	2015	2014	2015	2014
	(In thousands)
Benefit obligation at beginning of period	$6,965	$4,560	$3,098	$2,113
Service cost	2,326	2,054	315	231
Interest cost	366	327	135	116
Actuarial (gain) loss	(151)	612	(697)	675
Plan amendments	—	—	(2,463)	—
Plan participants' contributions	—	—	26	18
Benefits paid	(579)	(588)	(69)	(55)
Benefit obligation at end of period	$8,927	$6,965	$345	$3,098
Fair value of plan assets at beginning of period	$4,319	$4,566	$—	$—
Employer contribution	2,200	200	43	37
Actual return on plan assets	(8)	141	—	—
Benefits paid	(579)	(588)	(69)	(55)
Plan participants' contributions	—	—	26	18
Fair value of plan assets at end of period	$5,932	$4,319	$—	$—
Current liabilities	—	—	61	69
Non-current liabilities	2,995	2,646	284	3,029
Unfunded status recognized in the consolidated balance sheets	$2,995	$2,646	$345	$3,098
Accumulated benefit obligation	$8,927	$6,965	$345	$3,098

	Cash Balance Plan			Retiree Medical Plan
	As of December 31,
	2015	2014	2013	2015	2014	2013
	(In thousands)
Net periodic benefit cost includes:
Service cost	$2,326	$2,054	$1,914	$315	$231	$288
Interest cost	366	327	169	135	116	106
Expected return on assets	(165)	(218)	(115)	—	—	—
Recognized net actuarial loss	22	—	40	32	—	—
Amortization of prior service cost	24	25	—	137	137	161
Net periodic benefit cost	$2,573	$2,188	$2,008	$619	$484	$555
Changes recognized in other comprehensive income:
Prior service cost amortization	$(24)	$(24)	$—	$(137)	$(137)	$—
Recognized net actuarial loss	—	—	—	(32)	—	—
Net prior service credit	—	—	—	(2,463)	—	—
Net actuarial loss (gain)	22	687	(354)	(697)	675	—
Pre-tax unrecognized net loss included in accumulated other comprehensive income at end of period	$(2)	$663	$(354)	$(3,329)	$538	$—

	Cash Balance Plan			Retiree Medical Plan
	As of December 31,
	2015	2014	2013	2015	2014	2013
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.50%	4.00%	5.00%	2.50%	4.00%	5.00%
Rate of compensation increase	3.00	3.00	4.00	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.00	5.00	4.00	4.00	5.00	4.00
Expected long-term return on assets	3.75	4.75	4.25	N/A	N/A	N/A
Rate of compensation increase	3.00	4.00	4.00	N/A	N/A	N/A

The health care cost trend rate for the Retiree Medical Plan for 2015 is 7.50% trending to 5.00% in five years. The assumptions used in the determination of our obligations and benefit cost are based upon management’s best estimates as of the annual measurement date. The discount rate utilized was based upon bond portfolio curves over a duration similar to the Cash Balance Plan’s and Retiree Medical Plan’s respective expected future cash flows as of the measurement date. The expected long-term rate of return on plan assets is the weighted average rate of earnings expected of the funds invested or to be invested based upon the targeted investment strategy for the plan. The assumed average rate of compensation increase is the average annual compensation increase expected over the remaining employment periods for the participating employees.
Employer contributions to the Cash Balance Plan of $2.2 million, $0.2 million and $2.5 million were made during the period ended December 31, 2015, 2014 and 2013, respectively. These contributions were invested into equity and bond mutual funds and money market funds that are deemed Level 1 assets as described in Note 4, Fair Value Measurement. NTI expects funding requirements of approximately $2.5 million during the year ended December 31, 2016.
The following benefit payments (in thousands) are expected to be paid in the years indicated:

	Cash Balance Plan	Retiree Medical Plan
2016	$343	$61
2017	391	65
2018	531	46
2019	695	49
2020	859	31
2021 - 2025	6,495	126

Postretirement Obligations
The following tables set forth significant information about our retiree medical plans for certain El Paso and Yorktown employees. Unlike the pension plans, we are not required to fund the retiree medical plans on an annual basis. Based on an annual measurement date of December 31, and discount rates of 4.43% and 4.09% at December 31, 2015 and 2014, respectively, to determine the benefit obligation, the components of the postretirement obligation were:

	As of December 31,
	2015	2014
	(In thousands)
Benefit obligation at beginning of year	$6,735	$5,793
Service cost	124	92
Interest cost	251	264
Benefits paid	(182)	(206)
Actuarial (gain) loss	(1,035)	792
Benefit obligation at end of year	$5,893	$6,735
Unfunded status	$(5,893)	$(6,735)
Current liabilities	$(202)	$(300)
Non-current liabilities	(5,691)	(6,435)
Unfunded status recognized in the consolidated balance sheets	$(5,893)	$(6,735)

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Net periodic benefit cost includes:
Service cost	$124	$92	$115
Interest cost	251	264	254
Amortization of net actuarial loss	23	20	34
Net periodic benefit cost	$398	$376	$403
Pre-tax unrecognized net loss included in accumulated other comprehensive gain at beginning of year	$1,596	$784	$1,670
Net actuarial (gain) loss	(1,035)	792	(852)
Amortization of net actuarial loss	(23)	20	(34)
Pre-tax unrecognized net loss included in accumulated other comprehensive gain at end of year	$538	$1,596	$784

The weighted average discount rates used to determine net periodic benefit costs were 4.09%, 4.88% and 4.14% for 2015, 2014 and 2013, respectively. The following benefit payments (in thousands) are expected to be paid in the year indicated:

2016	$206
2017	211
2018	218
2019	226
2020	238
2021 - 2025	1,346

The health care cost trend rate for the plan covering El Paso employees for 2015 and future years is capped at 4.00%. The health care cost trend rate for the plan covering Yorktown employees for 2015 is 4.50% trending to 4.50% in 2016. A 1%-point change in the assumed health care cost trend rate for both plans will have the following effect:

	1%-points
	Increase (1)	Decrease
	(In thousands)
Effect on total service cost and interest cost	$1	$(53)
Effect on accumulated benefit obligation	19	(604)

(1)	There is no impact for a 1%-point increase in the El Paso plan because the plan covers up to a 4% increase per year. Any increase in health care costs in excess of 4% is absorbed by the participant.
The following table presents cumulative changes in other comprehensive income related to our benefit plans included as a component of equity for the periods presented, net of income tax. The related expenses are included in direct operating expenses in the Consolidated Statements of Operations.

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Beginning of period balance	$(1,291)	$(350)	$(1,174)
Amortization of net prior service cost	83	63	—
Net prior service credit	945	—	—
Reclassification of loss to income	50	21	47
Pension plan termination adjustment	—	—	217
Actuarial gain (loss)	1,267	(1,320)	978
Income tax	(403)	295	(418)
End of period balance	$651	$(1,291)	$(350)

Defined Contribution Plans
We sponsor a 401(k) defined contribution plan under which participants may contribute a percentage of their eligible compensation to various investment choices offered by the plan. We make a Safe Harbor matching contribution to the account of each participant who is covered under the collective bargaining agreement with the International Union of Operating Engineers in El Paso and has completed 12 months of service equal to 250% of the first 4% of compensation beginning February 1, 2012. For all other employees, we matched 1% up to a maximum of 4% of eligible compensation for each 1% of eligible compensation contributed provided the participant had a minimum of one year of service with Western. We expensed $10.0 million, $9.1 million and $8.5 million in connection with this plan for the years ended December 31, 2015, 2014 and 2013, respectively.
NTI sponsors two qualified defined contribution plans (collectively, the “NTI Retirement Savings Plans”) for eligible employees. Eligibility is based upon a minimum age requirement and a minimum level of service. Participants may make contributions for a percentage of their annual compensation subject to Internal Revenue Service limits. For certain participant groups, NTI provides a matching contribution at the rate of 100% of up to 6.0% of a participant’s contribution and a non-matching contribution of 3.0% of eligible compensation. For other participant groups, NTI provides a non-elective fixed annual contribution of 3.5% of eligible compensation. Total contributions to the NTI Retirement Savings Plans were $7.4 million, $7.1 million and $6.1 million for the year ended December 31, 2015, 2014 and 2013, respectively.